CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES
Mineral Reserve and Mineral Resource Estimates

Key Sources of Estimation Uncertainty

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.
Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.
Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM ("LOM") plans, which are used for a number of important business and accounting purposes, including: determination of the useful life of property, plant and equipment and measurement of the depreciation expense, capitalization and amortization of stripping costs, exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability, and forecasting the timing of the payments related to the environmental rehabilitation provision. In addition, the underlying LOM plans are used in the impairment tests for goodwill and non-current assets.
Estimated Recoverable Ounces

Key Sources of Estimation Uncertainty

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves plus a portion of mineral resources. The Company includes a portion of mineral resources where it is considered probable that those mineral resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.
Economic Recoverability and Probability of Future Economic Benefits of Exploration, Evaluation and Development Costs

Critical Judgements in Applying Accounting Policies

Management has determined that exploration and evaluation costs incurred during the year and costs associated with projects under construction have future economic benefits and are economically recoverable. In making this judgement, management has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise, existing permits and life of mine plans.

Indicators of Impairment and Reversal of Impairment

Critical Judgements in Applying Accounting Policies

The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs are impaired or reversal of impairment is needed. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information include the manner in which mining properties and plant and equipment are being used or are expected to be used and indicators of the economic performance of the assets, historical exploration and operating results. The primary external factors considered are changes in spot and forecast metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. Primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.
Impairment and Reversal of Impairment

Key Sources of Estimation Uncertainty

In determining the recoverable amounts of the Company’s mining interests and goodwill for the year ended December 31, 2021, management made estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to dispose of the mining properties and the appropriate discount rate. Under the discounted cash flow ("DCF") valuation method, projected cash flows are significantly affected by changes in assumptions related to metal selling prices, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, future capital expenditures, discount rates and exchange rates. Significant changes in metal price forecasts, estimated future costs of production, capital expenditures, the amount of recoverable reserves, resources, and exploration potential, and/or the impact of changes in current economic conditions may result in an impairment write-down or reversal of a previous impairment on the carrying amounts of the Company’s mining interests and/or an impairment write-down of goodwill. The DCF method is a valuation technique consistent with the income approach in IFRS 13 Fair Value Measurement ("IFRS 13").

Due to changes in the Company's situation since the previous reporting period - namely, the fact that the Company has entered into an arrangement agreement with Pan American and Agnico for the sale of the Company and all of its assets; the Company has determined that in the current reporting period the value of the Company's assets is derived from their sale value rather than from future cash flows from continuing operations. Accordingly, the Company changed the valuation technique used to a valuation technique consistent with the market approach described in IFRS 13. In estimating FVLCD, the Company took into account the consideration paid in a recent transaction (MARA CGU) and consideration offered in a current transaction (Canadian Malartic CGU). For all other CGUs, the Company used a multiples-based valuation method, applying value multiples to the mineral reserves and mineral resources in the CGUs subject to impairment testing. The Company concluded that the resulting measurement is more representative of the fair value of its cash-generating units in the circumstances existing at the end of the current reporting period and, therefore, that IFRS 13 permits such a change.
During the year ended December 31, 2022, the Company recognized impairments in respect of the carrying amounts of certain cash-generating units. No impairments or impairment reversals were recognized during the year ended December 31, 2021. Refer to Note 13.
Further information on the pending Pan American-Agnico transaction can be found in Note 36.D

Environmental Rehabilitation Provision

Key Sources of Estimation Uncertainty

Given the nature of its operations, the Company incurs obligations to close, restore and rehabilitate its sites. Closure and rehabilitation activities are governed by a combination of legislative requirements and Company policies. The Company’s environmental rehabilitation provision represents management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.
Revenue Recognition: Application of Variable Consideration Constraint

Key Sources of Estimation Uncertainty

The Company determines the amortization of deferred revenue to the consolidated statement of operations on a per unit basis using the expected quantity of metal that will be delivered over the term of the contract, which is based on geological reports and the Company’s LOM plan at contract inception. As subsequent changes to the expected quantity of metal to be delivered triggers a retrospective adjustment to revenue, management is required to estimate the metal ounces to be included in the denominator that will be sufficient such that subsequent changes are not expected to result in a significant revenue reversal. Accordingly, management includes mineral reserves and a portion of mineral resources, which management is reasonably confident are transferable to reserves, in the calculation. With this approach, the Company considers that it is highly probable that changes in subsequent mineral reserve and mineral resource estimates will not result in a significant revenue reversal of previously recognized revenue.

Deferred Revenue

Critical Judgements in Applying Accounting Policies

Significant judgement is required in determining the appropriate accounting treatment for metal transactions entered into by the Company. With respect to the Company's current streaming arrangement, management has determined that based on the agreement, the counterparty assumes significant business risk and rewards associated with the timing and amount of metals being delivered. As such, the deposits received from the counterparty have been recorded as deferred revenue in the consolidated balance sheet. Additionally, the Company has determined that the transaction is not a financial liability as; based on the specific rights and obligations set out in the agreement, under no circumstances will the delivery obligations be satisfied with cash. Refer to Note 26 for additional information.

Joint Arrangements

Critical Judgements in Applying Accounting Policies

Judgement is required to determine when the Company has joint control of a contractual arrangement, which requires a continuous assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture when the arrangement has been structured through a separate vehicle. Classifying the arrangement requires the Company to assess its rights and obligations arising from the arrangement. Specifically, the Company considers the legal form of the separate vehicle, the terms of the contractual arrangement and other relevant facts and circumstances. This assessment often requires significant judgement, and a different conclusion on joint control, or whether the arrangement is a joint operation or a joint venture, may have a material impact on the accounting treatment.
Management evaluated its joint arrangement with Agnico Eagle Mines Limited, whereby both parties acquired 50.0% of the shares of Osisko (now Canadian Malartic) in accordance with the requirements in IFRS 11 Joint Arrangements. The Company concluded that the arrangement qualified as a joint operation upon consideration of the following significant factors: (i) The requirement that the joint operators purchase all output from the investee and investee restrictions on selling the output to any third party; (ii) The parties to the arrangement are substantially the only source of cash flow contributing to the continuity of the arrangement; and (iii) If the selling price drops below cost, the joint operators are required to cover any obligations Canadian Malartic cannot satisfy.
Income Taxes

Key Sources of Estimation Uncertainty

Income taxes and recoverability of deferred tax assets: In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operating activities and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible, and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

Inventory Valuation
Key Sources of Estimation Uncertainty

The measurement of inventory including the determination of its net realizable value, especially as it relates to ore in stockpiles, involves the use of estimates. Estimation is required in determining the tonnage, recoverable gold contained therein, and in determining the remaining costs of completion to bring inventory to its saleable form. Changes in these estimates can result in a change in mine operating costs of future periods and carrying amounts of inventories

Further, in determining the net realizable value of ore in stockpiles, the Company estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the inventories into saleable form. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the amount of recoverable ounces, and a delay in timing of processing can result in a write down of the carrying amounts of the Company’s work in process and ore in stockpiles inventory.
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Determination of technical feasibility and commercial viability

Critical Judgements in Applying Accounting Policies

IFRS 6 specifies the accounting for exploration and evaluation expenditures, defined as “expenditures incurred by an entity in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable”. Once the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the recording of exploration and evaluation expenditures ceases for that mineral project, capitalized exploration and evaluation assets are tested for impairment, and those exploration and evaluation assets are reclassified to other applicable development-stage accounts.

In January 2021, following the completion of an internal PEA-level technical study in late 2020, the Canadian Malartic partnership approved the construction of a new underground mining complex at the Odyssey project. At this point in time, an assessment was performed to determine whether the technical feasibility and commercial viability of extracting a mineral resource were demonstrable. Based on factors including the results of the recently completed PEA-level study (which was incorporated into a NI 43-101 report filed in March 2021) demonstrating the financial viability of the project and the approval of both the Yamana and Agnico Eagle Boards of Directors to proceed, it was determined that technical feasibility and commercial viability were demonstrable, and the Odyssey project was reclassified to an asset under construction within property, plant and equipment.

On July 19, 2021, the Company announced a positive development decision on the Wasamac Project. At this point in time, an assessment was performed to determine whether the technical feasibility and commercial viability of extracting a mineral resource were demonstrable. Based on factors such as the established mineral reserves and mineral resources of the project, the expected financial viability of the project based on the most recently completed feasibility study, and the decision by the Company's Board of Directors to advance the project, it was determined that technical feasibility and commercial viability were demonstrable, and the Wasamac project was reclassified to an asset under construction within property, plant and equipment.